Statements of Operations (9/30/15) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement
Sales revenue	$ 48,156	$ 1,627	$ 76,404	$ 1,627
Cost of goods sold	6,800	1,832	10,018	8,874
Gross Margin	41,356	(205)	66,386	(7,247)
Operating Expenses:
Professional fees	58,847	61,314	155,827	61,314
Salary and wage expense	335,297	1,098,398	572,151	1,148,747
General and administrative	96,394	47,496	200,585	227,560
Total Operating Expenses	490,538	1,207,208	928,563	1,437,621
Loss from Operations	(449,182)	(1,207,413)	(862,177)	(1,444,868)
Other expense:
Interest expense	(1,410)		(2,088)
Total other expense	(1,410)		(2,088)
Loss before provision for income taxes	$ (450,592)	$ (1,207,413)	$ (864,265)	$ (1,444,868)
Provision for income taxes
Net loss	$ (450,592)	$ (1,207,413)	$ (864,265)	$ (1,444,868)
Basic and diluted loss per common share	$ (0.04)	$ (0.13)	$ (0.08)	$ (0.24)
Weighted average number of common shares outstanding	11,274,053	9,062,217	11,135,605	6,020,440